Condensed Statement of Cash Flows in the Consolidated Group - SEK (kr) kr in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019	Dec. 31, 2019
Operating activities
Operating profit		kr 290		kr 680	kr 1,304
Adjustments for non-cash items in operating profit
Adjustments for non-cash items in operating profit		322		98	(279)
Income tax paid		(188)		(153)	(366)
Changes in assets and liabilities from operating activities		(12,216)		551	(1,433)
Cash flow from operating activities		(11,792)		1,176	(774)
Investing activities
Capital expenditures		(14)		(16)	(40)
Cash flow from investing activities		(14)		(16)	(40)
Financing activities
Change in senior debt		14,327		(4,134)	(4,420)
Derivatives, net		352		2,168	4,049
Dividend paid				(194)	(194)
Payment of lease liability		(13)			(39)
Cash flow from financing activities		14,666		(2,160)	(604)
Cash flow for the period		2,860		(1,000)	(1,418)
Cash and cash equivalents at beginning of the period		1,362	[1]	2,416	2,416
Exchange-rate differences on cash and cash equivalents		(311)		203	364
Cash and cash equivalents at end of the period	[1]	kr 3,911		kr 1,619	kr 1,362

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.